Property, Plant And Equipment, Intangible Assets And Goodwill (Narrative) (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($) Station	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Station	Dec. 31, 2012 USD ($)
Goodwill	$ 4,202,187	$ 4,187,424	$ 4,202,187	$ 4,216,085
Purchase price		(841)	97	50,116
Impairment Of Long Lived Assets Held For Use		4,500
Amortization expense		263,400	289,000	300,000
Goodwill impairment charge			10,684
Times Square Outdoor Advertising Assets [Member]
Gain (loss) on disposal			12,200
Disposal proceeds			18,700
Green Bay Radio Stations [Member]
Gain (loss) on disposal			500
Disposal proceeds			$ 17,600
Radio stations sold | Station	5		5
International Neon Business [Member]
Gain (loss) on disposal				39,700
Americas Outdoor Advertising [Member]
Goodwill	$ 585,227	584,574	$ 585,227	585,307
Goodwill impairment charge			0
Cumulative impairments				2,700,000
International Outdoor Advertising [Member]
Goodwill	264,907	232,538	264,907	276,941
Goodwill impairment charge		10,700	10,684
Cumulative impairments				250,500
iHM [Member]
Cumulative impairments				3,500,000
Other [Member]
Goodwill	117,246	117,545	117,246	117,149
Goodwill impairment charge			0
Cumulative impairments				212,000
Towers, transmitters and studio equipment [Member]
Impairment Of Long Lived Assets Held For Use	1,300
Structures [Member] | Americas Outdoor Advertising [Member]
Impairment Of Long Lived Assets Held For Use				1,700
Aloha Station Trust, LLC [Member]
Gain (loss) on disposal		43,500
Net assets		49,200
Indefinite-lived Intangible Assets		13,800
Definite lived intangible assets		10,200
Increase in property, plant and equipment		8,100
Goodwill		17,900
Assumed liabilities		800
WOR [Member]
Purchase price				30,000
WFNX [Member]
Purchase price				14,500
Wor And Wfnx [Member]
Increase in property, plant and equipment	5,300		5,300
Goodwill	24,700		24,700
Assumed liabilities	700		700
Increase in intangible assets	$ 15,200		15,200
FCC licenses [Member]
Impairment of intangibles		15,700	2,000
Billboard Permits [Member]
Impairment of intangibles			$ 2,500	$ 35,900
Permanent easements [Member]
Impairment of intangibles		$ 3,400